Note Premises and equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Premises And Equipmen Additional Information [Abstract]
Depreciation, Depletion and Amortization	$ 46.9	$ 47.5	$ 47.1
Occupancy Expense	22.6	22.9	23.8
Equipment Communications And Other Operating Expenses	24.3	24.6	23.3
Rental Income	$ 27.8	$ 28.1	$ 28.1